May 31, 2019

DREYFUS AMT-FREE MUNICIPAL CASH MANAGEMENT PLUS
DREYFUS AMT-FREE NEW YORK MUNICIPAL CASH MANAGEMENT

Supplement to Current Prospectus for Participant Shares

Only Participant Shares of the above-referenced funds are being offered pursuant to this prospectus.

Certain information included in the funds' prospectus reflects changes that will not be effective until on or about June 3, 2019 (the "Effective Date").  Specifically:

•       The Dreyfus Corporation, the primary mutual fund business of The Bank of New York Mellon Corporation and each fund's investment adviser, will change its name to "BNY Mellon Investment Adviser, Inc." on the Effective Date.  Until the Effective Date, all information in the funds' prospectus referring to "BNY Mellon Investment Adviser, Inc." or the "Adviser" relates to "The Dreyfus Corporation."

•       References to "BNY Mellon Institutional Services" in the funds' prospectus relate to "Dreyfus Investments Division" until the Effective Date.

•       MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus and the fund's distributor, will change its name to "BNY Mellon Securities Corporation" on the Effective Date.  Until the Effective Date, all information in the funds' prospectus referring to "BNY Mellon Securities Corporation" or "BNYMSC" relates to "MBSC Securities Corporation."

•       References to the "BNY Mellon Family of Funds" and "funds in the BNY Mellon Family of Funds" in the funds' prospectus relate to the "Dreyfus Family of Funds" and "Dreyfus funds," respectively, until the Effective Date.  In addition, until the Effective Date, references to "info@bnymellon.com" in the funds' prospectus relate to "info@dreyfus.com."

•       References to "The Lion Remote System" in the funds' prospectus relate to "The Dreyfus Lion Remote System" until the Effective Date.  In addition, until the Effective Date, references to the "Auto-Exchange privilege" in the funds' prospectus relate to the "Dreyfus Auto-Exchange privilege."

•       Until the Effective Date, the address of Dreyfus (BNY Mellon Investment Adviser, Inc.) is 200 Park Avenue, New York, New York 10166.

The changes described above will have no effect on fund shareholders or their fund accounts.

108174360v2

May 31, 2019

DREYFUS AMT-FREE MUNICIPAL CASH MANAGEMENT PLUS
DREYFUS AMT-FREE NEW YORK MUNICIPAL CASH MANAGEMENT

Supplement to Current Statement of Additional Information

Only Participant Shares of the above-referenced funds are being offered pursuant to this Statement of Additional Information.

Certain information included in the funds' Statement of Additional Information reflects changes that will not be effective until on or about June 3, 2019 (the "Effective Date").  Specifically:

•       The Dreyfus Corporation, the primary mutual fund business of The Bank of New York Mellon Corporation and each fund's investment adviser, will change its name to "BNY Mellon Investment Adviser, Inc." on the Effective Date.  Until the Effective Date, all information in the funds' Statement of Additional Information referring to "BNY Mellon Investment Adviser, Inc." or "BNYM Investment Adviser" relates to "The Dreyfus Corporation" or "Dreyfus."

•       MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus and the fund's distributor, will change its name to "BNY Mellon Securities Corporation" on the Effective Date.  Until the Effective Date, all information in the funds' Statement of Additional Information referring to "BNY Mellon Securities Corporation" relates to "MBSC Securities Corporation."

•       References to "BNY Mellon Institutional Services" in the funds' Statement of Additional Information relate to "Dreyfus Investments Division" until the Effective Date.  In addition, Dreyfus Transfer, Inc., the fund's transfer agent, will change its name to "BNY Mellon Transfer, Inc." on the Effective Date.  Until the Effective Date, references to "BNY Mellon Transfer, Inc." in the funds' Statement of Additional Information relate to "Dreyfus Transfer, Inc. "

•       BNY Mellon Cash Investment Strategies, a division of Dreyfus, will change its name to "Dreyfus Cash Investment Strategies" on the Effective Date.  Until the Effective Date, references to "Dreyfus Cash Investment Strategies" in the funds' Statement of Additional Information relate to "BNY Mellon Cash Investment Strategies."

•       References to the "BNY Mellon Family of Funds" and "funds in the BNY Mellon Family of Funds" in the funds' Statement of Additional Information relate to the "Dreyfus Family of Funds" and "Dreyfus funds," respectively, until the Effective Date.

•       References to "The Lion Remote System" in the funds' prospectus relate to "The Dreyfus Lion Remote System" until the Effective Date.  In addition, until the Effective Date, references to the "Auto-Exchange privilege" in the funds' Statement of Additional Information relate to the "Dreyfus Auto-Exchange privilege."

•       Until the Effective Date, the address of Dreyfus (BNY Mellon Investment Adviser, Inc.) is 200 Park Avenue, New York, New York 10166.

The changes described above will have no effect on fund shareholders or their fund accounts.